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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT

TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2008.

CHECK HERE IF AMENDMENT |_|; AMENDMENT NUMBER:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                          Name:    OneBeacon Insurance Group, Ltd.
                          Address: 601 Carlson Parkway
                                   Minnetonka, Minnesota 55305
                                   U.S.A.

                         Form 13F File Number: 028-12951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

                         Name:  Ann Marie Andrews
                         Title: Chief Accounting Officer
                         Phone: (781) 332-6000

                     SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ Ann Marie Andrews   Canton, Massachusetts   May 13, 2008
---------------------   ---------------------   ------------
     [Signature]            [City, State]          [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

     |_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager
[If there are no entries in this list, omit this section.]

No. Form 13F File Number Name

     1. 028-04685 Prospector Partners, LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:              1

Form 13F Information Table Entry Total:         28

Form 13F Information Table Entry Value Total:   32,678

                                                (thousands)

List of other included managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File number:   Form 13F File Number:   Name:
            1                      28 - N/A         Copley Square Capital Management, LLC

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
                                                                                                        VOTING
                                                                       INVESTMENT DISCRETION      AUTHORITY SHARES
                                                                   -----------------------------  ------------------
NAME OF ISSUER            CLASS      CUSIP      FAIR MV    SHARES  SOLE  SHARED AS  SHARED-OTHER  SOLE  SHARED  NONE
------------------------  ---------  ---------  ---------  ------  ----  ---------  ------------  ----  ------  ----
American INTL Group Inc   Com        026874107    865,000  20,000                         x                x
Automatic Data Proc       Com        053015103    847,800  20,000                         x                x
Bank New York Mellon      Com        064058100  1,460,550  35,000                         x                x
Cardinal Health Inc Ohio  Com        14149Y108    262,550   5,000                         x                x
Colgate Palmolive         Com        194162103  1,947,750  25,000                         x                x
CVS Caremark Corp         Com        126650100  2,430,600  60,000                         x                x
Embraer Empresa Bras ADR  ADR        29081M102    395,100  10,000                         x                x
Ethan Allen Interiors     Com        297602104    454,880  16,000                         x                x
Goldman Sachs Group Inc.  Com        38141G104    826,950   5,000                         x                x
Hartford Finl Svcs Group  Com        416515104    757,700  10,000                         x                x
Honda Motor ADR New       AMERN SHS  438128308  1,152,400  40,000                         x                x
Honeywell Intl Inc Del    Com        438516106  2,821,000  50,000                         x                x
Illinois Tool Works Inc   Com        452308109  1,929,200  40,000                         x                x
Kraft Foods Inc VA CL A   CL A       50075N104    775,250  25,000                         x                x
L-3 Communications Hldgs  Com        502424104  2,733,500  25,000                         x                x
Marathon Oil Corp         Com        565849106  1,824,000  40,000                         x                x
Nucor Corporation         Com        670346105  1,354,800  20,000                         x                x
Patriot Coal Corp         Com        70336T104     23,485     500                         x                x
Peabody Energy Corp Com   Com        704549104    765,000  15,000                         x                x
Plum Creek Timber Co Inc  Com        729251108  1,017,500  25,000                         x                x
Safeway Inc New           Com        786514208    587,000  20,000                         x                x
Staples Inc               Com        855030102    442,200  20,000                         x                x
TJX Cos Inc New           Com        872540109  1,984,200  60,000                         x                x
Toronto Dominion Bank     Com        891160509    613,500  10,000                         x                x
Wellpoint Inc             Com        94973V107  1,103,250  25,000                         x                x
Weyerhaeuser Co           Com        962166104    650,400  10,000                         x                x
Yum Brands Inc            Com        988498101  1,860,500  50,000                         x                x
3M Company                Com        88579Y101    791,500  10,000                         x                x